SHAREHOLDERS' EQUITY - Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation
Share-based compensation expense	$ 18,794	$ 9,750	$ 17,560
Cash Settled DSU
Share-based Compensation
Share-based compensation expense	6,875	(934)	512
Equity-settled Long-term Incentive Plans
Share-based Compensation
Share-based compensation expense	13,789	9,720	16,814
Equity Swaps
Share-based Compensation
Share-based compensation expense	$ (1,870)	$ 964	$ 234